Segment Information Segment Information Details (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																											3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended								3 Months Ended				4 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United States [Member]	Dec. 31, 2010 United States [Member]	Dec. 31, 2011 Mexico [Member]	Dec. 31, 2010 Mexico [Member]	Dec. 31, 2011 Canada [Member]	Dec. 31, 2010 Canada [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2011 Germany [Member]	Dec. 31, 2010 Germany [Member]	Dec. 31, 2011 France [Member]	Dec. 31, 2010 France [Member]	Dec. 31, 2011 United Kingdom [Member]	Dec. 31, 2010 United Kingdom [Member]	Dec. 31, 2011 Portugal [Member]	Dec. 31, 2010 Portugal [Member]	Dec. 31, 2011 Spain [Member]	Dec. 31, 2010 Spain [Member]	Dec. 31, 2011 Czech Republic [Member]	Dec. 31, 2010 Czech Republic [Member]	Dec. 31, 2011 Hungary [Member]	Dec. 31, 2010 Hungary [Member]	Dec. 31, 2011 Other Europe [Member]	Dec. 31, 2010 Other Europe [Member]	Dec. 31, 2011 Europe [Member]	Dec. 31, 2010 Europe [Member]	Dec. 31, 2011 Korea [Member]	Dec. 31, 2010 Korea [Member]	Dec. 31, 2011 China [Member]	Dec. 31, 2010 China [Member]	Dec. 31, 2011 India [Member]	Dec. 31, 2010 India [Member]	Dec. 31, 2011 Japan [Member]	Dec. 31, 2010 Japan [Member]	Dec. 31, 2011 Other Asia [Member]	Dec. 31, 2010 Other Asia [Member]	Dec. 31, 2011 Asia [Member]	Dec. 31, 2010 Asia [Member]	Dec. 31, 2011 South America [Member]	Dec. 31, 2010 South America [Member]	Dec. 31, 2010 Ford And Affiliates [Member]	Oct. 01, 2010 Ford And Affiliates [Member]	Dec. 31, 2011 Ford And Affiliates [Member]	Dec. 31, 2009 Ford And Affiliates [Member]	Dec. 31, 2010 Hyundai Kia Automotive Group [Member]	Oct. 01, 2010 Hyundai Kia Automotive Group [Member]	Dec. 31, 2011 Hyundai Kia Automotive Group [Member]	Dec. 31, 2009 Hyundai Kia Automotive Group [Member]	Dec. 31, 2010 Climate [Member]	Oct. 01, 2010 Climate [Member]	Dec. 31, 2011 Climate [Member]	Dec. 31, 2009 Climate [Member]	Dec. 31, 2010 Electronics [Member]	Oct. 01, 2010 Electronics [Member]	Dec. 31, 2011 Electronics [Member]	Dec. 31, 2009 Electronics [Member]	Dec. 31, 2010 Interiors [Member]	Oct. 01, 2010 Interiors [Member]	Dec. 31, 2011 Interiors [Member]	Dec. 31, 2009 Interiors [Member]	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2011 Total Products [Domain]	Dec. 31, 2010 Total Products [Domain]	Dec. 31, 2011 Central [Member]	Dec. 31, 2010 Central [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Mar. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] United States [Member]	Dec. 31, 2011 Successor [Member] United States [Member]	Dec. 31, 2010 Successor [Member] Mexico [Member]	Dec. 31, 2011 Successor [Member] Mexico [Member]	Dec. 31, 2010 Successor [Member] Canada [Member]	Dec. 31, 2011 Successor [Member] Canada [Member]	Dec. 31, 2010 Successor [Member] Intra-region Elimination Within North America [Member]	Dec. 31, 2011 Successor [Member] Intra-region Elimination Within North America [Member]	Dec. 31, 2010 Successor [Member] North America [Member]	Dec. 31, 2011 Successor [Member] North America [Member]	Dec. 31, 2010 Successor [Member] Germany [Member]	Dec. 31, 2011 Successor [Member] Germany [Member]	Dec. 31, 2010 Successor [Member] France [Member]	Dec. 31, 2011 Successor [Member] France [Member]	Dec. 31, 2010 Successor [Member] Portugal [Member]	Dec. 31, 2011 Successor [Member] Portugal [Member]	Dec. 31, 2010 Successor [Member] Spain [Member]	Dec. 31, 2011 Successor [Member] Spain [Member]	Dec. 31, 2010 Successor [Member] Czech Republic [Member]	Dec. 31, 2011 Successor [Member] Czech Republic [Member]	Dec. 31, 2010 Successor [Member] Hungary [Member]	Dec. 31, 2011 Successor [Member] Hungary [Member]	Dec. 31, 2010 Successor [Member] Other Europe [Member]	Dec. 31, 2011 Successor [Member] Other Europe [Member]	Dec. 31, 2010 Successor [Member] Intra-region Eliminations Within Europe [Member]	Dec. 31, 2011 Successor [Member] Intra-region Eliminations Within Europe [Member]	Dec. 31, 2010 Successor [Member] Europe [Member]	Dec. 31, 2011 Successor [Member] Europe [Member]	Dec. 31, 2010 Successor [Member] Korea [Member]	Dec. 31, 2011 Successor [Member] Korea [Member]	Dec. 31, 2010 Successor [Member] China [Member]	Dec. 31, 2011 Successor [Member] China [Member]	Dec. 31, 2010 Successor [Member] India [Member]	Dec. 31, 2011 Successor [Member] India [Member]	Dec. 31, 2010 Successor [Member] Japan [Member]	Dec. 31, 2011 Successor [Member] Japan [Member]	Dec. 31, 2010 Successor [Member] Other Asia [Member]	Dec. 31, 2011 Successor [Member] Other Asia [Member]	Dec. 31, 2010 Successor [Member] Intra-region Eliminations Within Asia [Member]	Dec. 31, 2011 Successor [Member] Intra-region Eliminations Within Asia [Member]	Dec. 31, 2010 Successor [Member] Asia [Member]	Dec. 31, 2011 Successor [Member] Asia [Member]	Dec. 31, 2010 Successor [Member] South America [Member]	Dec. 31, 2011 Successor [Member] South America [Member]	Dec. 31, 2010 Successor [Member] Inter-region eliminations [Member]	Dec. 31, 2011 Successor [Member] Inter-region eliminations [Member]	Dec. 31, 2010 Successor [Member] Climate [Member]	Dec. 31, 2011 Successor [Member] Climate [Member]	Dec. 31, 2010 Successor [Member] Electronics [Member]	Dec. 31, 2011 Successor [Member] Electronics [Member]	Dec. 31, 2010 Successor [Member] Interiors [Member]	Dec. 31, 2011 Successor [Member] Interiors [Member]	Dec. 31, 2010 Successor [Member] Eliminations [Member]	Dec. 31, 2011 Successor [Member] Eliminations [Member]	Dec. 31, 2010 Successor [Member] Other	Dec. 31, 2011 Successor [Member] Other	Dec. 31, 2010 Successor [Member] Total Products [Domain]	Dec. 31, 2011 Successor [Member] Total Products [Domain]	Dec. 31, 2010 Successor [Member] Services [Member]	Dec. 31, 2010 Successor [Member] Central [Member]	Dec. 31, 2011 Successor [Member] Central [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] United States [Member]	Dec. 31, 2009 Predecessor [Member] United States [Member]	Oct. 01, 2010 Predecessor [Member] Mexico [Member]	Dec. 31, 2009 Predecessor [Member] Mexico [Member]	Oct. 01, 2010 Predecessor [Member] Canada [Member]	Dec. 31, 2009 Predecessor [Member] Canada [Member]	Oct. 01, 2010 Predecessor [Member] Intra-region Elimination Within North America [Member]	Dec. 31, 2009 Predecessor [Member] Intra-region Elimination Within North America [Member]	Oct. 01, 2010 Predecessor [Member] North America [Member]	Dec. 31, 2009 Predecessor [Member] North America [Member]	Oct. 01, 2010 Predecessor [Member] Germany [Member]	Dec. 31, 2009 Predecessor [Member] Germany [Member]	Oct. 01, 2010 Predecessor [Member] France [Member]	Dec. 31, 2009 Predecessor [Member] France [Member]	Dec. 31, 2009 Predecessor [Member] United Kingdom [Member]	Oct. 01, 2010 Predecessor [Member] Portugal [Member]	Dec. 31, 2009 Predecessor [Member] Portugal [Member]	Oct. 01, 2010 Predecessor [Member] Spain [Member]	Dec. 31, 2009 Predecessor [Member] Spain [Member]	Oct. 01, 2010 Predecessor [Member] Czech Republic [Member]	Dec. 31, 2009 Predecessor [Member] Czech Republic [Member]	Oct. 01, 2010 Predecessor [Member] Hungary [Member]	Dec. 31, 2009 Predecessor [Member] Hungary [Member]	Oct. 01, 2010 Predecessor [Member] Other Europe [Member]	Dec. 31, 2009 Predecessor [Member] Other Europe [Member]	Oct. 01, 2010 Predecessor [Member] Intra-region Eliminations Within Europe [Member]	Dec. 31, 2009 Predecessor [Member] Intra-region Eliminations Within Europe [Member]	Oct. 01, 2010 Predecessor [Member] Europe [Member]	Dec. 31, 2009 Predecessor [Member] Europe [Member]	Oct. 01, 2010 Predecessor [Member] Korea [Member]	Dec. 31, 2009 Predecessor [Member] Korea [Member]	Oct. 01, 2010 Predecessor [Member] China [Member]	Dec. 31, 2009 Predecessor [Member] China [Member]	Oct. 01, 2010 Predecessor [Member] India [Member]	Dec. 31, 2009 Predecessor [Member] India [Member]	Oct. 01, 2010 Predecessor [Member] Japan [Member]	Dec. 31, 2009 Predecessor [Member] Japan [Member]	Oct. 01, 2010 Predecessor [Member] Other Asia [Member]	Dec. 31, 2009 Predecessor [Member] Other Asia [Member]	Oct. 01, 2010 Predecessor [Member] Intra-region Eliminations Within Asia [Member]	Dec. 31, 2009 Predecessor [Member] Intra-region Eliminations Within Asia [Member]	Oct. 01, 2010 Predecessor [Member] Asia [Member]	Dec. 31, 2009 Predecessor [Member] Asia [Member]	Oct. 01, 2010 Predecessor [Member] South America [Member]	Dec. 31, 2009 Predecessor [Member] South America [Member]	Oct. 01, 2010 Predecessor [Member] Inter-region eliminations [Member]	Dec. 31, 2009 Predecessor [Member] Inter-region eliminations [Member]	Oct. 01, 2010 Predecessor [Member] Climate [Member]	Dec. 31, 2009 Predecessor [Member] Climate [Member]	Oct. 01, 2010 Predecessor [Member] Electronics [Member]	Dec. 31, 2009 Predecessor [Member] Electronics [Member]	Oct. 01, 2010 Predecessor [Member] Interiors [Member]	Dec. 31, 2009 Predecessor [Member] Interiors [Member]	Oct. 01, 2010 Predecessor [Member] Eliminations [Member]	Dec. 31, 2009 Predecessor [Member] Eliminations [Member]	Oct. 01, 2010 Predecessor [Member] Other	Dec. 31, 2009 Predecessor [Member] Other	Oct. 01, 2010 Predecessor [Member] Total Products [Domain]	Dec. 31, 2009 Predecessor [Member] Total Products [Domain]	Oct. 01, 2010 Predecessor [Member] Services [Member]	Dec. 31, 2009 Predecessor [Member] Services [Member]	Oct. 01, 2010 Predecessor [Member] Central [Member]	Dec. 31, 2009 Predecessor [Member] Central [Member]
Segment Reporting Information [Line Items]
Percentage of segment product sales to total product sales																																																				52.00%	51.00%	52.00%	46.00%	18.00%	18.00%	18.00%	19.00%	30.00%	31.00%	30.00%	35.00%
Products																																												$ 398	$ 1,400	$ 2,000	$ 1,700	$ 591	$ 1,500	$ 2,500	$ 1,700																						$ 1,777		$ 7,532																																															$ 954	$ 4,053	$ 326	$ 1,367	$ 554	$ 2,285	$ (57)	$ (173)												$ 5,102	$ 6,063																																																$ 2,660	$ 2,835	$ 935	$ 1,208	$ 1,641	$ 2,137	$ (134)	$ (117)
Net sales																																																																									1		0																																																											1							142	265																																																												142	265
Gross margin																																																																						139	192	143	244	144	618																																															118	351	89	128	37	139					244	618				3	36	102	408	549	618																																																322	374	136	125	89	115					547	614	2	4
Geographic region:
Net sales																																																																						1,909	2,046	1,850	1,778	1,727	7,532	237	1,104	4	15	21	105	(4)	(6)	258	1,218	40	199	177	713	91	468	115	421	61	246	82	321	125	517	(29)	(114)	662	2,771	583	2,488	125	555	82	341	62	221	71	244	(66)	(304)	857	3,545	123	511	(122)	(513)																0	1,632	1,834	1,778	5,244	6,328	1,005	1,549	22	16	61	46	(26)	(21)	1,062	1,590	129	158	512	609	34	304	441	311	287	195	234	258	315	292	293	(80)	(93)	1,921	2,278	1,520	1,589	325	380	216	213	152	138	177	142	(166)	(158)	2,224	2,304	386	427	(349)	(271)
Property and equipment, net		1,412	1,576	199	240	26	27	29	31	254	298	20	26	96	101	3	4	78	80	42	45	67	121	63	65	70	63	439	505	428	476	116	90	80	96	13	14	27	33	664	709	55	64									968		934		159		144		212		171		42	109	1,291	1,448	121	128
Inventories, net		381	364																																																	214		236		73		66		50		47		32	27	381	364
Depreciation and Amortization																																																																									69		295																																															46	187	8	40	8	37					62	264		7	31					185	307																																																102	137	20	44	27	49					149	230			36	77
Capital Expenditures	$ 151																																																																								$ 92		$ 258																																															$ 56	$ 168	$ 11	$ 26	$ 14	$ 38			$ 7	$ 18	$ 88	$ 250		$ 4	$ 8					$ 117	$ 151																																																$ 60	$ 74	$ 12	$ 19	$ 20	$ 34			$ 17	$ 16	$ 109	$ 143			$ 8	$ 8